Other disclosures on cash flows	12 Months Ended
Dec. 31, 2024
Other disclosures on cash flows [abstract]
Other disclosures on cash flows	Other disclosures on cash flows
22.1. Non-cash transactions
22.1.1. Operating activities

	2024	2023	2022

Changes in the fair value of accounts receivable from card issuers at FVOCI	(117,097)	98,283	(253,181)
Fair value adjustment on equity instruments/listed securities designated at FVOCI	1,623	1,912	(6,971)
22.1.2. Investing activities

	2024	2023	2022

Property and equipment and intangible assets acquired through lease (Note 10.3 and 11.3)	140,784	67,417	63,910
22.1.3. Financing activities

	2024	2023	2022

Unpaid consideration for acquisition of non-controlling shares	579	725	1,498
Shares of the Company delivered at Reclame Aqui acquisition	—	—	169,864
22.2. Items breakdown
22.2.1. Fair value adjustment in financial instruments designated at FVPL

	2024	2023	2022

Fair value adjustment on loans designated at FVPL	—	(127,137)	(326,491)
Adjustment on FIDC obligations designated for fair value hedge	437,347	—	—
Fair value adjustment on equity securities designated at FVPL	4,131	30,574	(853,056)
Fair value adjustment in financial instruments designated at FVPL	441,478	(96,563)	(1,179,547)
22.2.2. Interest income received, net of costs

	2024	2023	2022

Interest income received on accounts payable to clients	7,122,635	5,962,063	4,521,948
Finance cost of sale of receivables on accounts receivable from card issuers (Note 19)	(2,544,359)	(3,195,130)	(2,463,298)
Interest income received, net of costs	4,578,276	2,766,933	2,058,650
22.2.3. Purchases of property and equipment

	2024	2023	2022

Additions of property and equipment (Note 10.3)	(863,937)	(656,876)	(692,206)
Additions of right of use (IFRS 16) (Note 10.3)	107,390	33,254	47,182
Payments from previous year	(65,348)	(176,835)	(51,614)
Purchases unpaid at year end	57,413	65,348	176,835
Prepaid purchases of POS	—	(1,135)	102,070
Purchases of property and equipment	(764,482)	(736,244)	(417,733)
22.2.4. Purchases and development of intangible assets

	2024	2023	2022

Additions of intangible assets (Note 11.3)	(531,570)	(515,740)	(288,004)
Additions of right of use (IFRS 16) (Note 11.3)	33,394	34,163	16,728
Payments from previous year	(14,117)	(6,593)	(41,898)
Purchases unpaid at year end	5,015	14,117	6,593
Capitalization of borrowing costs	—	—	1,069
Purchases and development of intangible assets	(507,278)	(474,053)	(305,512)
22.2.5 Proceeds from the disposal of non-current assets

	2024	2023	2022

Net book value of disposed assets (Notes 10.3 and 11.3)	118,414	96,664	202,519
Net book value of disposed Leases	(4,623)	(21,225)	(52,164)
Loss on disposal of property and equipment and intangible assets	(29,365)	(66,200)	(25,347)
Disposal of Creditinfo property, equipment and intangible assets, including goodwill	—	—	(61,316)
Disposal of Pinpag property, equipment and intangible assets, including goodwill	(59,176)	—	—
Disposal of Cappta property, equipment and intangible assets	—	1,767	—
Outstanding balance	(23,504)	(10,470)	(36,684)
Proceeds from the disposal of non-current assets	1,746	536	27,008